Initial Public Offering (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	10,000,000	10,000,000
Unit price per share	$ 10	$ 10
Public Warrant [Member]
Initial Public Offering (Details) [Line Items]
Stock price	$ 11.5	$ 11.5